ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 23, 2024	Jonathan Upchurch T +1 617 951 7183 jonathan.upchurch@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW ETF Trust (the “Trust”) (File Nos. 333-249926 and 811-23617)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the Securities Act and Amendment No. 28 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 25/28”).

This Amendment No. 25/28 is being filed in connection with the Trust’s registration of TCW Corporate Bond ETF (the “Fund”). In addition to Part C, this Amendment No. 25/28 includes the following documents: (1) Prospectus for the Fund; and (2) Statement of Additional Information for the Fund.

This Amendment No. 25/28 relates only to the Fund and does not supersede or amend disclosure in the Trust’s Registration Statement related to any other series of the Trust. The Trust expects to file an amendment pursuant to Rule 485(b) under the Securities Act on or prior to the effective date of this Amendment No. 25/28.

No fees are required in connection with this filing. Please direct any questions regarding this filing to me at (617) 951-7183. Thank you for your attention to this matter.

Very truly yours,

/s/ Jonathan Upchurch

Jonathan Upchurch

cc:	Brian D. McCabe

Jimena Smith
Megan McClellan

Jason LaMacchia

Peter Davidson